Investments in associates and joint ventures - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
At 1 January	$ 58	$ 89	$ 103
Additions	8	74	187
Share of after-tax losses of associates and joint ventures	27	116	113
Unrecognised Profit on Transactions with Joint Ventures			64
Exchange and other adjustments		11	(24)
At 31 December	$ 39	$ 58	$ 89